Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
OPERATING ACTIVITIES
Net loss	$ (315,479)	$ (51,791)
Non-cash items:
Unrealized gain on derivative instruments (note 7)	(88,706)	(4,353)
Equity income, net of dividends received of $7,000 (2016 - $3,472)	(5,316)	(10,374)
Depreciation and amortization	224,317	223,138
Write-down of vessels (note 14)	318,226	43,650
Deferred income tax expense (recovery) (note 8)	2,677	(6,013)
Amortization of in-process revenue contracts	(9,531)	(9,567)
Unrealized foreign currency exchange loss and other	14,260	43,536
Change in non-cash working capital items related to operating activities	64,084	68,277
Expenditures for dry docking	(11,875)	(22,343)
Net operating cash flow	192,657	274,160
FINANCING ACTIVITIES
Proceeds from long-term debt (note 5)	307,004	283,828
Scheduled repayments of long-term debt (note 5)	(419,064)	(314,653)
Prepayments of long-term debt (note 5)	(24,687)	(197,776)
Debt issuance costs (note 5)	(5,696)	(10,988)
Equity contribution from joint venture partners	6,000	750
Proceeds from issuance of common units and warrants (note 10)	640,595	124,879
Proceeds from issuance of preferred units and warrants (note 10)	0	100,000
Repurchase of preferred units (note 10)	(250,022)	0
Expenses relating to equity offerings	(11,564)	(5,911)
Decrease in restricted cash (note 7)	87,439	13,890
Cash distributions paid by the Partnership	(51,087)	(61,827)
Cash distributions paid by subsidiaries to non-controlling interests	(4,404)	(4,610)
Other	(483)	(90)
Net financing cash flow	274,031	(72,508)
INVESTING ACTIVITIES
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs	(257,897)	(238,349)
Proceeds from sale of vessels and equipment	0	55,450
Investment in equity accounted joint ventures	(24,101)	(52,873)
Direct financing lease payments received (investments)	4,278	(1,481)
Net investing cash flow	(277,720)	(237,253)
Increase (decrease) in cash and cash equivalents	188,968	(35,601)
Cash and cash equivalents, beginning of the period	227,378	258,473
Cash and cash equivalents, end of the period	$ 416,346	$ 222,872